Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment

3. PROPERTY AND EQUIPMENT

Property and equipment stated at cost, less accumulated depreciation and amortization, consisted of the following:

	September 30, 2020	December 31, 2019
Machinery and Equipment	$7,508,500	$5,654,100
Vehicles	73,500	83,600
Furniture and Fixtures	130,400	54,900
Leasehold Improvements	7,000	7,000

Total Fixed Assets	7,719,400	5,799,600

Less Accumulated Depreciation	(1,021,000)	(727,700)

Fixed Assets, Net	$6,698,400	$5,071,900

Depreciation expense was $133,400 and $135,500 for the three months ended September 30, 2020 and 2019, respectively. Depreciation expense was $419,200 and $296,000 for the nine months ended September 30, 2020 and 2019, respectively.

4. PROPERTY AND EQUIPMENT

Land is property that is not held for resale. This property is used for storing material removed from development sites and quarrying material for use in development projects or to be sold to other developers.

Property and equipment stated at cost, less accumulated depreciation, and amortization, consisted of the following:

	12/31/2019	12/31/2018
Land and Improvements	$-	$356,500
Machinery and Equipment	5,654,100	2,377,400
Vehicles	83,600	49,200
Furniture and Fixtures	54,900	38,700
Leasehold Improvements	7,000	7,000

Total Fixed Assets	5,799,600	2,828,800

Less Accumulated Depreciation	(727,700)	(300,100)

Fixed Assets, Net	$5,071,900	$2,528,700

Depreciation expense was $427,600 and $210,000 for the years ended December 31, 2019 and 2018, respectively.